Quarterly Report
May 31, 2021
MFS®  Low Volatility
Equity Fund
LVU-Q3

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 1.6%
CACI International, Inc., “A” (a)	14,432	$3,679,583
Honeywell International, Inc.	11,215	2,589,656
Northrop Grumman Corp.	7,288	2,666,460
		$8,935,699
Business Services – 6.4%
Accenture PLC, “A”	10,701	$3,019,394
Amdocs Ltd.	158,402	12,371,196
CoStar Group, Inc. (a)	7,844	6,698,776
Fidelity National Information Services, Inc.	16,663	2,482,454
Fiserv, Inc. (a)	17,881	2,059,891
FleetCor Technologies, Inc. (a)	7,530	2,066,533
Global Payments, Inc.	25,319	4,904,544
Verisk Analytics, Inc., “A”	13,693	2,366,561
		$35,969,349
Cable TV – 3.6%
Cable One, Inc.	4,026	$7,309,445
Charter Communications, Inc., “A” (a)	11,248	7,812,073
Comcast Corp., “A”	90,164	5,170,004
		$20,291,522
Computer Software – 8.4%
Adobe Systems, Inc. (a)	35,198	$17,760,207
Atlassian Corp. PLC, “A” (a)	29,144	6,798,712
Microsoft Corp.	78,869	19,692,012
Oracle Corp.	41,768	3,288,812
		$47,539,743
Computer Software - Systems – 2.2%
Apple, Inc.	37,720	$4,700,289
EPAM Systems, Inc. (a)	10,892	5,202,019
ServiceNow, Inc. (a)	4,912	2,327,699
		$12,230,007
Construction – 0.6%
AvalonBay Communities, Inc., REIT	16,947	$3,507,012
Consumer Products – 2.0%
Colgate-Palmolive Co.	30,211	$2,531,078
Procter & Gamble Co.	67,264	9,070,550
		$11,601,628
Electrical Equipment – 2.8%
AMETEK, Inc.	22,143	$2,991,519
Johnson Controls International PLC	77,321	5,144,940
TE Connectivity Ltd.	59,093	8,017,738
		$16,154,197
Electronics – 1.5%
Texas Instruments, Inc.	43,746	$8,303,866
Food & Beverages – 5.6%
General Mills, Inc.	100,557	$6,321,013
Ingredion, Inc.	72,986	6,928,561
J.M. Smucker Co.	20,321	2,708,586

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Mondelez International, Inc.	57,387	$3,645,796
PepsiCo, Inc.	80,871	11,964,056
		$31,568,012
Food & Drug Stores – 1.4%
Wal-Mart Stores, Inc.	55,586	$7,894,879
Insurance – 5.9%
Allstate Corp.	43,120	$5,890,623
Aon PLC	23,111	5,855,634
Chubb Ltd.	32,502	5,525,015
Everest Re Group Ltd.	31,359	8,152,086
MetLife, Inc.	118,653	7,755,160
		$33,178,518
Internet – 5.6%
Alphabet, Inc., “A” (a)	7,979	$18,805,306
Alphabet, Inc., “C” (a)	3,734	9,004,765
Facebook, Inc., “A” (a)	11,171	3,672,243
		$31,482,314
Leisure & Toys – 0.4%
Electronic Arts, Inc.	17,210	$2,459,825
Machinery & Tools – 2.7%
Eaton Corp. PLC	68,106	$9,892,396
Illinois Tool Works, Inc.	11,410	2,644,382
Roper Technologies, Inc.	5,783	2,602,408
		$15,139,186
Major Banks – 0.8%
PNC Financial Services Group, Inc.	24,094	$4,690,620
Medical & Health Technology & Services – 1.6%
Charles River Laboratories International, Inc. (a)	8,079	$2,730,621
McKesson Corp.	22,165	4,264,325
Walgreens Boots Alliance, Inc.	45,144	2,377,283
		$9,372,229
Medical Equipment – 6.1%
Danaher Corp.	51,075	$13,082,350
Medtronic PLC	66,381	8,403,171
STERIS PLC	52,000	9,924,720
Thermo Fisher Scientific, Inc.	6,085	2,856,908
		$34,267,149
Natural Gas - Distribution – 0.5%
Sempra Energy	19,149	$2,594,498
Network & Telecom – 0.5%
Motorola Solutions, Inc.	12,872	$2,642,750
Other Banks & Diversified Financials – 3.9%
Mastercard, Inc., “A”	30,426	$10,971,007
S&P Global, Inc.	8,476	3,216,388
U.S. Bancorp	62,717	3,811,939
Visa, Inc., “A”	17,833	4,053,441
		$22,052,775

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 10.4%
AbbVie, Inc.	21,667	$2,452,704
Eli Lilly & Co.	89,771	17,930,859
Johnson & Johnson	105,768	17,901,234
Merck & Co., Inc.	99,404	7,543,770
Pfizer, Inc.	199,362	7,721,290
Zoetis, Inc.	29,023	5,127,784
		$58,677,641
Pollution Control – 3.3%
Republic Services, Inc.	20,580	$2,246,924
Waste Connections, Inc.	94,241	11,444,627
Waste Management, Inc.	37,436	5,266,497
		$18,958,048
Precious Metals & Minerals – 0.8%
Newmont Corp.	60,626	$4,454,798
Real Estate – 2.6%
Extra Space Storage, Inc., REIT	18,695	$2,800,698
Public Storage, Inc., REIT	17,860	5,045,093
STAG Industrial, Inc., REIT	92,706	3,310,531
Sun Communities, Inc., REIT	20,021	3,351,916
		$14,508,238
Restaurants – 2.4%
McDonald's Corp.	10,983	$2,568,814
Starbucks Corp.	96,895	11,034,402
		$13,603,216
Specialty Chemicals – 0.5%
Ecolab, Inc.	14,309	$3,077,580
Specialty Stores – 5.1%
Amazon.com, Inc. (a)	3,182	$10,255,809
Costco Wholesale Corp.	21,595	8,168,741
Target Corp.	46,935	10,650,490
		$29,075,040
Telecommunications - Wireless – 2.3%
T-Mobile USA, Inc. (a)	94,208	$13,325,722
Telephone Services – 0.6%
Verizon Communications, Inc.	62,226	$3,515,147
Trucking – 1.6%
Expeditors International of Washington, Inc.	23,556	$2,960,754
Old Dominion Freight Line, Inc.	22,287	5,916,084
		$8,876,838
Utilities - Electric Power – 5.7%
American Electric Power Co., Inc.	28,783	$2,475,338
DTE Energy Co.	19,645	2,710,814
Duke Energy Corp.	49,747	4,985,644
Evergy, Inc.	51,950	3,220,380
Exelon Corp.	75,413	3,402,635
NextEra Energy, Inc.	120,425	8,817,518

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Xcel Energy, Inc.	94,895	$6,726,158
		$32,338,487
Total Common Stocks		$562,286,533
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.03% (v)	2,752,983	$2,752,983

Other Assets, Less Liabilities – 0.1%		472,065
Net Assets – 100.0%		$565,511,581
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,752,983 and $562,286,533, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$562,286,533	$—	$—	$562,286,533
Mutual Funds	2,752,983	—	—	2,752,983
Total	$565,039,516	$—	$—	$565,039,516
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,082,282	$64,146,127	$64,475,426	$—	$—	$2,752,983

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,544	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.